Transactions with Related Parties - Summary of Account Balances with Related Parties (Details) - GungHo Online Entertainment, Inc [Member] - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Receivable	₩ 2,547	₩ 2,722
Payable	₩ 5	₩ 74